NON-CONTROLLING INTEREST (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Beginning balance			$ (493,747)	$ (306,870)	$ (306,870)	$ 0
Effect of restructuring					0	636,819
Subsidiary interest acquired by non-controlling interest					0	75,427
Net loss attributed to non-controlling interest	$ (87,907)	$ (104,385)	(141,657)	$ (243,789)	(210,510)	(1,019,724)
Other comprehensive (loss) income attributable to non-controlling interest			(5,265)		23,633	608
Ending balance	$ (640,669)		$ (640,669)		$ (493,747)	$ (306,870)